Segment and geographic information	12 Months Ended
Mar. 31, 2015
Segment and geographic information
Segment and geographic information

21. Segment and geographic information:

Operating segments—

Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure.

The accounting policies for segment information materially follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in Income before income taxes, but excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “Other”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2013
Non-interest revenue	¥394,294	¥66,489	¥491,773	¥695,695	¥1,648,251
Net interest revenue	3,631	2,448	153,083	(31,467)	127,695

Net revenue	397,925	68,937	644,856	664,228	1,775,946
Non-interest expenses	297,297	47,768	573,199	657,637	1,575,901

Income (loss) before income taxes	¥100,628	¥21,169	¥71,657	¥6,591	¥200,045

Year ended March 31, 2014
Non-interest revenue	¥505,911	¥77,354	¥637,987	¥183,514	¥1,404,766
Net interest revenue	6,005	3,126	127,110	5,335	141,576

Net revenue	511,916	80,480	765,097	188,849	1,546,342
Non-interest expenses	319,915	53,373	653,299	168,869	1,195,456

Income (loss) before income taxes	¥192,001	¥27,107	¥111,798	¥19,980	¥350,886

Year ended March 31, 2015
Non-interest revenue	¥471,565	¥88,802	¥626,228	¥282,542	¥1,469,137
Net interest revenue	4,940	3,552	163,639	(61,777)	110,354

Net revenue	476,505	92,354	789,867	220,765	1,579,491
Non-interest expenses	314,675	60,256	707,671	174,815	1,257,417

Income (loss) before income taxes	¥161,830	¥32,098	¥82,196	¥45,950	¥322,074

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “Other”.

The following table presents the major components of Income (loss) before income taxes in “Other” for the years ended March 31, 2013, 2014 and 2015.

	Millions of yen
	Year ended March 31
	2013	2014	2015
Net gain related to economic hedging transactions	¥989	¥17,403	¥15,120
Realized gain (loss) on investments in equity securities held for operating purposes	1,001	4,428	4,725
Equity in earnings of affiliates	14,401	28,571	42,235
Corporate items	17,652	(38,772)	(20,119)
Other(1)	(27,452)	8,350	3,989

Total	¥6,591	¥19,980	¥45,950

(1)	Includes the impact of Nomura’s own creditworthiness.

The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported Net revenue, Non-interest expenses and Income before income taxes in the consolidated statements of income for the years ended March 31,2013, 2014 and 2015.

	Millions of yen
	Year ended March 31
	2013	2014	2015
Net revenue	¥1,775,946	¥1,546,342	¥1,579,491
Unrealized gain (loss) on investments in equity securities held for operating purposes	37,685	10,728	24,685

Consolidated net revenue	¥1,813,631	¥1,557,070	¥1,604,176

Non-interest expenses	¥1,575,901	¥1,195,456	¥1,257,417
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,575,901	¥1,195,456	¥1,257,417

Income before income taxes	¥200,045	¥350,886	¥322,074
Unrealized gain (loss) on investments in equity securities held for operating purposes	37,685	10,728	24,685

Consolidated income before income taxes	¥237,730	¥361,614	¥346,759

Geographic information—

Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The tables below present a geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas for the years ended March 31, 2013, 2014 and 2015 and Long-lived assets associated with Nomura’s operations as of March 31, 2013, 2014 and 2015. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively. Net revenue and Long-lived assets have been allocated based on transactions with external customers while Income (loss) before income taxes has been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Year ended March 31
	2013	2014	2015
Net revenue(1):
Americas	¥208,962	¥262,684	¥207,859
Europe	172,761	232,735	201,278
Asia and Oceania	43,265	62,622	86,746

Subtotal	424,988	558,041	495,883
Japan	1,388,643	999,029	1,108,293

Consolidated	¥1,813,631	¥1,557,070	¥1,604,176

Income (loss) before income taxes:
Americas	¥25,730	¥29,472	¥(27,575)
Europe	(93,099)	(48,911)	(23,455)
Asia and Oceania	(12,063)	(5,247)	34,594

Subtotal	(79,432)	(24,686)	(16,436)
Japan	317,162	386,300	363,195

Consolidated	¥237,730	¥361,614	¥346,759

	March 31
	2013	2014	2015
Long-lived assets:
Americas	¥118,302	¥133,147	¥146,758
Europe	111,381	93,111	88,928
Asia and Oceania	20,471	16,163	14,891

Subtotal	250,154	242,421	250,577
Japan	294,002	281,780	274,202

Consolidated	¥544,156	¥524,201	¥524,779

(1)	There is no revenue derived from transactions with a single major external customer.